Summary of Significant Accounting Policies - Property, Plant and Equipment (Details)	Dec. 31, 2024
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	10 years
Land Improvements and Buildings | Minimum
Property, Plant and Equipment [Line Items]
Useful life	15 years
Land Improvements and Buildings | Maximum
Property, Plant and Equipment [Line Items]
Useful life	30 years